                                                 Registration File No. 2-66268


DEAN WITTER TAX-EXEMPT SECURITIES TRUST   Two World Trade Center,
                                          New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1996

DEAR SHAREHOLDER:

We are pleased to present the annual report on the operations of Dean Witter Tax-Exempt Securities Trust for the year ended December 31, 1996.

After accelerating in the first half of 1996, domestic economic growth moderated during the summer. Inflation remained under control despite full employment and stronger growth in the fourth quarter. The need for a tightening move by the Federal Reserve Board abated. Market confidence improved under these conditions and fixed-income yields moved lower in the second half of the year.

MUNICIPAL MARKET CONDITIONS

Long insured revenue bond yields rose from 5.40 percent in February to reach
6.15 percent in April and again in mid-June. Subsequently, demand for municipal bonds improved and followed the trend of U.S. Treasury securities to lower yields. By the end of December, insured bond yields stood at 5.60 percent. The yield curve pickup for extending maturities from 1 to 30 years was 210 basis points.

The ratio of insured revenue bond yields to 30-year U.S. Treasury yields, fell from 92 to 84 percent during the year. A declining ratio means that municipal bond prices outperformed U.S. Treasury prices. The ratio's average range for the past three years has been as low (rich) as 81 and as high (cheap) as 92 percent. The relative improvement in municipals occurred when flat-tax proposals failed to gain public support.

The municipal market achieved a balance between new-issue supply and maturing securities in 1996. New-issue volume increased 14 percent to $183 billion. Maturities and redemptions of older issues essentially matched underwriting volume.

PERFORMANCE

Dean Witter Tax-Exempt Securities Trust's total return for the year ended December 31, 1996 was 3.61 percent. The Fund's net asset value declined from $12.09 to $11.77 per share. Tax-free dividends of $0.65 per share and taxable long-term capital gains distributions of $0.08 per share were paid during the period. Dividends from tax-exempt income gave the Fund a

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS, continued

positive total return. The trailing 30-day SEC yield and distribution yield on December 31, 1996 were 4.69 percent and 5.22 percent, respectively.


DEAN WITTER TAX-EXEMPT SECURITIES TRUST

                               GROWTH OF $10,000

      DATE                TOTAL               LEHMAN IX          LIPPER IX
==============================================================================
December 31, 1986        $ 9,600               $10,000            $10,000
==============================================================================
December 31, 1987        $ 9,462               $10,151            $ 9,932
==============================================================================
December 31, 1988        $10,693               $11,182            $11,090
==============================================================================
December 31, 1989        $11,828               $12,389            $12,195
==============================================================================
December 31, 1990        $12,520               $13,292            $12,926
==============================================================================
December 31, 1991        $14,111               $14,906            $14,483
==============================================================================
December 31, 1992        $15,394               $16,220            $15,772
------------------------------------------------------------------------------
December 31, 1993        $17,123               $18,212            $17,732
------------------------------------------------------------------------------
December 31, 1994        $16,172               $17,271            $16,661
------------------------------------------------------------------------------
December 31, 1995        $18,981               $20,286            $19,545
------------------------------------------------------------------------------
December 31, 1996        $19,667(3)            $21,185            $20,190
==============================================================================

                          AVERAGE ANNUAL TOTAL RETURNS

              1 YEAR              5 YEARS              10 YEARS
          ==========================================================
              3.61(1)             6.86(1)               7.44(1)
          ----------------------------------------------------------
             -0.53(2)             6.00(2)               7.00(2)
          ==========================================================

         ============================================================
                 Fund          Lehman IX (4)           Lipper IX (5)
         -------       -------                 -------
         ============================================================

Past performance is not predictive of future returns.
-----------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable front-end sales charge (4%). See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value, assuming a complete redemption on December 31, 1996.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper General Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.


Since its inception on March 27, 1980, the Fund has provided shareholders with an average annual total return of 9.67 percent. The accompanying chart illustrates the performance of a $10,000 investment in the Fund for the 10 years ended December 31, 1996, versus the performance of a similar hypothetical investment in the issues that comprise the Lehman Brothers Municipal Bond Index, as well as the performance of the Lipper Analytical Services, Inc. General Municipal Debt Funds Index.

PORTFOLIO STRUCTURE

The Fund's net assets of $1.2 billion were diversified among 13 long-term sectors and 104 credits. Cash and short-term investments were increased to a range of 5 to 10 percent during 1996 in response to market volatility. Portfolio sales shifted to more market sensitive issues. The sales of discount and current-coupon issues exceeded sales of defensive, higher-coupon bonds with shorter calls. New purchases focused on securities with 15-to 25-year maturities rather than 20-to 30-year maturities. Modest discount or premium bonds with shorter durations were favored.

During the year the average maturity of the portfolio moved from 20 years to 17 years. The portfolio's distribution of older, shorter-call issues and newer issues with longer call dates provided an average of 7 years of call protection. Bonds with shorter than average call protection had book yields in excess of 6 1/2 percent. The book yields of bonds with longer call protection averaged less than 6 percent. The portfolio has continued to maintain high-quality, with 70 percent of its long-term holdings rated double "A" or better.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS, continued

PORTFOLIO STRUCTURE, continued

(The chart below represents information which appears as a graphic in the printed report)

The five largest sectors as of December 31, 1996 (% of net assets)

       FIVE LARGEST SECTORS              PERCENT
       --------------------              --------

       Transportation                    13%
       Electric                          12%
       General Obligation                11%
       Refunded                          10%
       Water & Sewer                     10%
       All others                        44%

Portfolio structure is subject to change


Also, a pie chart reflecting the credit ratings as of December 31, 1996 (% of Total Long-Term Portfolio)

              CREDIT RATING                 PERCENT
              -------------                 -------

              Aaa or AAA                    47%
              Aa or AA                      23%
              A or A                        18%
              Baa or BBB                     7%
              Not Rated*                     4%
              Ba or BB                       1%

As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

* Not rated at time of purchase; deemed by investment manager to be comparable to investment-grade securities.

Portfolio structure is subject to change


Also, a graph reflecting the call structure as of December 31, 1996 (% of Total Long-Term Portfolio)

              YEARS BONDS CALLABLE                  PERCENT CALLABLE
              --------------------                  ----------------

                     1997                                  6%
                     1998                                  3%
                     1999                                  4%
                     2000                                  4%
                     2001                                  8%
                     2002                                 11%
                     2003                                 15%
                     2004                                  7%
                     2005                                 11%
                     2006                                 10%
                   2007-2011                              13%
                     2012+                                 8%

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS, continued

LOOKING AHEAD

With the collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Tax-free bonds are currently near the "rich" end of their average range versus Treasury yields. Under these conditions, the Fund has accumulated an above average cash position and has moved to shorter maturities. If municipals were to cheapen in the future, the Fund would likely draw down some of its cash and extend maturities in seeking opportunities to pick up income.

We appreciate your ongoing support of Dean Witter Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1996

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MUNICIPAL BONDS (94.5%)
             General Obligation (11.4%)
             North Slope Borough, Alaska,
 $    5,000   Ser 1992 A Conv (MBIA)  ........................................  5.90 %   06/30/03  $    5,358,450
     15,000   Ser 1994 B (FSA)  ..............................................  0.00     06/30/05       9,679,800
     18,500   Ser 1995 A (MBIA)  .............................................  0.00     06/30/06      11,223,950
     11,000   Ser 1996 B (MBIA)  .............................................  0.00     06/30/06       6,673,700
     10,000   Ser 1996 B (MBIA)  .............................................  0.00     06/30/07       5,697,600
      4,000  Connecticut, College Savings 1989 Ser A  ........................  0.00     07/01/08       2,209,080
             Massachusetts,
     20,000   Refg 1996 Ser A (AMBAC)  .......................................  6.00     11/01/10      21,480,800
     10,000   Refg 1993 Ser A  ...............................................  5.50     02/01/11      10,051,300
      4,000  Clark County, Nevada, Transportation Ser 1992 A (AMBAC)  ........  6.50     06/01/17       4,518,640
             New York City, New York,
     10,000   1990 Ser D  ....................................................  6.00     08/01/07      10,077,700
     10,000   1990 Ser D  ....................................................  6.00     08/01/08      10,053,900
     10,000  Pennsylvania, First Ser 1995 (FGIC)  ............................  5.50     05/01/12      10,074,700
      7,500  Shelby County, Tennessee, Refg 1995 Ser A  ......................  5.625    04/01/14       7,610,025
     20,120  King County, Washington, Ltd Tax 1995 (MBIA)  ...................  6.00     01/01/23      20,632,255
------------                                                                                       --------------
    155,120                                                                                           135,341,900
------------                                                                                       --------------
             Educational Facilities Revenue (5.4%)
     10,000  Indiana University, Student Fee Ser K (MBIA)  ...................  5.875    08/01/20      10,089,600
      7,000  Massachusetts Health & Educational Facilities Authority, Boston
              University Ser 1991 (MBIA)  ....................................  6.66     10/01/31       7,524,650
     15,000  New Hampshire Higher Educational & Health Facilities Authority,
              Dartmouth College Ser 1993  ....................................  5.375    06/01/23      14,239,800
      2,000  New Jersey Development Authority, The Seeing Eye Inc 1991  ......  7.30     04/01/11       2,100,380
             New York State Dormitory Authority,
      5,000   State University Ser 1989 B  ...................................  0.00     05/15/02       3,879,350
     20,000   State University Ser 1990 B  ...................................  7.00     05/15/16      21,422,400
      5,000  Vermont Educational & Health Buildings Financing Agency,
              Middlebury College Ser 1996  ...................................  5.375    11/01/26       4,795,450
------------                                                                                       --------------
     64,000                                                                                            64,051,630
------------                                                                                       --------------
             Electric Revenue (11.7%)
     25,000  Salt River Project Agricultural Improvement & Power District,
              Arizona, Refg 1993 Ser C  ......................................  5.50     01/01/10      25,702,250
     10,000  Sacramento Municipal Utility District, California, Refg 1994 Ser
              I (MBIA)  ......................................................  5.75     01/01/15      10,104,900
     10,000  Municipal Electric Authority of Georgia, Fifth Crossover Ser  ...  6.50     01/01/17      10,922,200
      8,000  New York State Power Authority, General Purpose Ser CC  .........  5.25     01/01/18       7,581,200
     15,000  Puerto Rico Electric Power Authority, Power Ser O  ..............  0.00     07/01/17       4,599,750
     15,000  South Carolina Public Service Authority, 1995 Refg Ser A (AMBAC)   6.25     01/01/22      15,957,600
      6,000  Austin, Texas, Combined Utilities Refg Ser 1993 A  ..............  5.75     11/15/13       6,019,320
     24,000  San Antonio, Texas, Electric & Gas Refg Ser 1994 C  .............  4.70     02/01/06      23,072,160

                      SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             Intermountain Power Agency, Utah,
   $ 10,000   Refg 1996 Ser D  ...............................................  5.00 %   07/01/21  $    9,069,600
     10,000   Refg 1997 Ser B (MBIA) (WI)  ...................................  5.75     07/01/19       9,806,300
     15,000  Washington Public Power System, Proj #2 Refg Ser 1994 A
              (Secondary MBIA)  ..............................................  6.00     07/01/07      16,061,850
------------                                                                                       --------------
    148,000                                                                                           138,897,130
------------                                                                                       --------------
             Hospital Revenue (7.4%)
     10,000  Birmingham -Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Health Systems Ser 1995
              A (Connie Lee)  ................................................  6.25     08/15/09      10,808,000
      3,000  Baxter County, Arkansas, Baxter County Regional Hospital Inc
              Impr & Refg Ser 1992  ..........................................  7.50     09/01/21       3,216,660
     10,000  California Health Facilities Financing Authority, Kaiser
              Permanente Ser 1985  ...........................................  5.55     08/15/25       9,544,900
      1,500  Massachusetts Health & Educational Facilities Authority, Malden
              Hospital - FHA Ins Mtge Ser A  .................................  5.00     08/01/16       1,343,580
             Rochester, Minnesota,
      5,000   Mayo Foundation/Mayo Medical Center Ser 1992 I  ................  5.75     11/15/21       4,999,600
      3,700   Mayo Foundation/Mayo Medical Center Ser 1992 F  ................  6.25     11/15/21       3,870,274
     10,000  Missouri Health & Educational Facilities Authority,
              Barnes-Jewish Inc/Christian Health Services Ser 1993 A  ........  5.25     05/15/14       9,581,600
      6,000  New York State Medical Care Facilities Finance Agency,
              Presbyterian Hospital -FHA Ins Mtge 1984 Ser A Refg  ...........  5.25     08/15/14       5,779,320
     10,000  Charlotte-Mecklenburg County Hospital Authority, North Carolina,
              Ser 1992  ......................................................  6.00     01/01/22      10,136,700
      5,000  University of North Carolina, Hospitals at Chapel Hill Ser 1996    5.00     02/15/29       4,486,600
      4,000  Cuyahoga County, Ohio, The Cleveland Clinic Foundation Refg Ser
              1988 A  ........................................................  8.00     12/01/15       4,156,680
      5,000  North Central Texas Health Facilities Development Corporation,
              University Medical Center Inc Ser 1997 (FSA) (WI)  .............  5.45     04/01/15       4,889,900
      7,000  Fairfax County Industrial Development Authority, Virginia, Inova
              Health System Foundation Refg Ser 1993 A  ......................  5.25     08/15/19       6,601,840
     10,000  Fredericksburg Industrial Development Authority, Virginia,
              Medicorp Health System Refg Ser 1996 (AMBAC)  ..................  5.25     06/15/16       9,634,000
------------                                                                                       --------------
     90,200                                                                                            89,049,654
------------                                                                                       --------------
             Industrial Development/Pollution Control Revenue (6.7%)
      1,300  Jefferson County, Kentucky, Louisville Gas & Electric Co 1993
              Ser B  .........................................................  5.625    08/15/19       1,289,223
      1,450  Maryland Industrial Development Financing Authority, Medical
              Waste Assocs LP 1989 Ser (AMT)  ................................  8.75     11/15/10       1,450,000
      5,000  Becker, Minnesota, Northern States Power Co Ser A 1989  .........  6.80     04/01/07       5,300,250
     15,000  Claiborne County, Mississippi, Middle South Energy Inc Ser C  ...  9.875    12/01/14      16,619,100
     10,000  Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC)  ..  6.70     06/01/22      10,757,700
     10,000  Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (AMBAC)    6.30     12/01/14      10,585,600
      5,000  Alliance Airport Authority, Texas, AMR Corp Ser 1990 (AMT)  .....  7.50     12/01/29       5,355,400
     10,000  Dallas-Fort Worth International Airport Facility Improvement
              Corporation, Texas, American Airlines Inc Ser 1995  ............  6.00     11/01/14       9,923,400

                      SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
   $ 7,000   Matagorda County Navigation District #1, Texas, Central Power &
              Light Co Collateralized Ser 1984 A  ............................  7.50 %   12/15/14  $    7,718,830
    10,000   Weston, Wisconsin, Wisconsin Public Service Corp Refg Ser 1993 A   6.90     02/01/13      10,991,400
------------                                                                                       --------------
    74,750                                                                                             79,990,903
------------                                                                                       --------------
             Mortgage Revenue -Multi-Family (2.1%)
     7,000   Michigan Housing Development Authority, Rental Ser A (Bifurcated
              FSA)  ..........................................................  6.50     04/01/23       7,253,050
     9,000   New Jersey Housing & Mortgage Finance Agency, 1995 Ser A (AMBAC)   6.05     11/01/20       9,179,190
             New York City Housing Developement Corporation, New York,
     4,514    Ruppert Proj -FHA Ins Sec 223F  ................................  6.50     11/15/18       4,637,092
     4,371    Stevenson Commons Proj -FHA Ins Sec 223F  ......................  6.50     05/15/18       4,463,777
------------                                                                                       --------------
    24,885                                                                                             25,533,109
------------                                                                                       --------------
             Mortgage Revenue -Single Family (6.7%)
    10,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A
              (MBIA)  ........................................................  5.875    12/01/24       9,965,400
     2,440   California Housing Finance Agency, Home Cap Apprec 1983 Ser B  ..  0.00     08/01/15         381,372
    12,100   Illinois Housing Development Authority, Residential 1991 Ser C
              (AMT)  .........................................................  6.875    02/01/18      12,554,355
     4,000   Missouri Housing Development Commission, Homeownership GNMA/FNMA
              1996 Ser C (AMT)  ..............................................  7.45     09/01/27       4,419,760
     6,900   Nebraska Investment Finance Authority, GNMA-Backed 1990 Ser
              (AMT)  .........................................................  7.631    09/10/30       7,305,306
     4,010   North Carolina Housing Finance Agency, Ser Q (AMT)  .............  8.00     03/01/18       4,275,783
     6,950   Ohio Housing Finance Agency, GNMA-Backed 1990 Ser A (AMT)  ......  6.903    03/01/31       7,285,824
    10,000   Pennsylvania Housing Finance Agency, Ser 1991-31 (AMT)  .........  7.00     10/01/23      10,541,100
             Tennessee Housing Development Agency,
     4,000    Mortgage Finance 1993 Ser A  ...................................  5.90     07/01/18       4,031,880
    11,000    Mortgage Finance 1993 Ser A  ...................................  5.95     07/01/28      11,065,560
     7,600   Wisconsin Housing & Economic Development Authority, Home
              Ownership 1991 Ser (AMT)  ......................................  7.097    10/25/22       7,965,864
------------                                                                                       --------------
    79,000                                                                                             79,792,204
------------                                                                                       --------------
             Public Facilities Revenue (2.3%)
     5,000   Palm Beach County, Florida, Criminal Justice Ser 1990 (FGIC)  ...  6.00     06/01/13       5,092,200
    10,000   Michigan Building Authority, 1993 Refg Ser I (AMBAC)  ...........  5.30     10/01/16       9,494,500
     6,000   Saint Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT)  ....................................  7.75     12/01/13       6,423,540
     5,000   Ohio Building Authority, Correctional 1985 Ser C BIGS  ..........  9.75     10/01/05       6,619,750
------------                                                                                       --------------
    26,000                                                                                             27,629,990
------------                                                                                       --------------
             Resource Recovery Revenue (5.8%)
             Connecticut Resources Recovery Authority,
     9,000    American REF-FUEL Co of Southeastern Connecticut 1988 Ser A
              (AMT)  .........................................................  8.00     11/15/15       9,720,540
     4,950    Bridgeport RESCO Ser A  ........................................  7.625    01/01/09       5,107,707
     7,000   Savannah Resource Recovery Development Authority, Georgia,
              Savannah Energy Systems Co Ser 1992  ...........................  6.30     12/01/06       7,385,210
    10,000   Northeast Maryland Waste Disposal Authority, Montgomery County
              Ser 1993 A (AMT)  ..............................................  6.30     07/01/16      10,197,500

                      SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
   $  9,000  Mercer County Improvement Authority, New Jersey, Refg Ser A 1992
              (AMT) (FGIC)  ..................................................  6.70 %   04/01/13  $    9,009,990
     10,000  Hempstead Industrial Development Agency, New York, 1985 American
              REF-FUEL Co of Hempstead  ......................................  7.40     12/01/10      10,250,000
      6,000  New York State Environmental Facilities Corporation, Huntington
              1989 Ser A (AMT)  ..............................................  7.50     10/01/12       6,344,220
      5,000  Onondaga County Resource Recovery Agency, New York, 1992 Ser
              (AMT)  .........................................................  6.875    05/01/06       5,219,800
      5,000  Fairfax County Economic Development Authority, Virginia, Ogden
              Martin Systems of Fairfax Inc Ser 1988 A (AMT)  ................  7.75     02/01/11       5,387,800
------------                                                                                       --------------
     65,950                                                                                            68,622,767
------------                                                                                       --------------
             Transportation Facilities Revenue (12.5%)
      8,965  Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser
              1993 A  ........................................................  6.00     10/01/13       8,954,601
             Atlanta, Georgia,
      5,000   Airport Refg Ser 1996 (AMBAC)  .................................  6.00     01/01/07       5,393,800
     10,000   Airport Ser 1990 (AMT)  ........................................  6.25     01/01/21      10,281,300
      8,100  Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
              Refg Ser K  ....................................................  7.25     07/01/10       8,574,822
      5,000  Hawaii, Airports Second Ser 1991 (AMT)  .........................  7.00     07/01/18       5,365,450
             Kentucky Turnpike Authority,
      9,000   Economic Development Road Refg Ser 1995 (AMBAC)  ...............  6.50     07/01/08      10,153,080
     30,000   Resource Recovery Road Refg 1987 Ser A  ........................  5.00     07/01/08      29,232,300
     11,000  New Jersey Highway Authority, Sr Parkway Refg 1992 Ser  .........  6.25     01/01/14      11,532,510
      6,595  Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (AMBAC)
              (WI)  ..........................................................  6.375    07/01/15       6,955,878
             Ohio Turnpike Commission,
      4,000   1994 Ser A  ....................................................  5.75     02/15/24       3,988,800
     20,000   1996 Ser A (MBIA)  .............................................  5.50     02/15/26      19,656,600
      5,000  Pennsylvania Turnpike Commission, Ser L of 1991 (MBIA)  .........  6.00     06/01/15       5,141,500
     10,000  Puerto Rico Highway & Transportation Authority, Refg Ser X  .....  5.50     07/01/15       9,931,200
     10,000  Texas Turnpike Authority, Dallas North Tollway Refg Ser 1997
              (FGIC)  ........................................................  5.25     01/01/23       9,550,000
      4,000  Virginia Transportation Board, US Route 58 Corridor Ser 1993 B  .  5.625    05/15/13       4,008,960
------------                                                                                       --------------
    146,660                                                                                           148,720,801
------------                                                                                       --------------
             Water & Sewer Revenue (9.7%)
     10,000  Birmingham Water Works & Sewer Board, Alabama, Ser 1994  ........  5.50     01/01/20       9,935,500
     10,000  Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water
              Ser 1994  ......................................................  5.45     07/01/19       9,734,700
     10,000  California Department of Water Resources, Central Valley Refg
              Ser L  .........................................................  5.50     12/01/23       9,766,200
     10,000  East Bay Municipal Utility District, California, Water Refg Ser
              1993 (MBIA)  ...................................................  5.00     06/01/21       9,131,900
     10,000  Los Angeles, California, Wastewater Ser 1994-A (MBIA)  ..........  5.875    06/01/24      10,198,600
     10,000  Dade County, Florida, Water & Sewer Ser 1995 (FGIC)  ............  5.50     10/01/25       9,814,900
      5,000  Rockdale County Water & Sewerage Authority, Georgia, Ser 1996
              (FSA)  .........................................................  5.00     07/01/22       4,659,400

                      SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
             Massachusetts Water Resources Authority,
 $   10,000   Refg 1992 Ser B  ...............................................  5.50 %    11/01/15 $     9,747,500
     10,000   1993 Ser C  ....................................................  5.25      12/01/15      9,707,800
     10,000   1996 Ser A (FGIC)  .............................................  5.50      11/01/21      9,826,400
      4,000  Detroit, Michigan, Sewage Refg Ser 1993-A (FGIC)  ...............  5.70      07/01/13      4,040,240
      8,500  New York City Municipal Water Finance Authority, New York, 1994
              Ser B  .........................................................  5.30      06/15/06      8,592,055
     10,000  Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA)  ..  5.50      06/15/15      9,773,200
------------                                                                                       --------------
    117,500                                                                                           114,928,395
------------                                                                                       --------------
             Other Revenue (2.4%)
      3,500  Denver, Colorado, Excise Tax Ser 1985 A  ........................  5.00      11/01/08      3,414,320
             New York Local Government Assistance Corporation,
      5,000   Ser 1993 C Refg  ...............................................  5.375     04/01/14      4,881,500
     10,000   Ser 1994 A  ....................................................  5.50      04/01/17      9,987,000
      5,000   Ser 1995 A  ....................................................  6.00      04/01/24      5,106,900
      5,000  Houston, Texas, Sr Lien Hotel Occupancy Tax Refg Ser 1995 (FSA)    5.50      07/01/11      5,011,000
------------                                                                                       --------------
     28,500                                                                                            28,400,720
------------                                                                                       --------------
             Refunded (10.4%)
      5,000  Central Coast Water Authority, California, Ser 1992 (AMBAC)  ....  6.60    10/01/02++      5,647,550
      9,000  Los Angeles Convention & Exhibition Center Authority,
              California, Ser 1985 COPs  .....................................  9.00    12/01/05++     11,869,290
      6,000  Connecticut Health & Educational Facilities Authority, Yale-New
              Haven Hospital Ser F (MBIA)  ...................................  7.10    07/01/00++      6,633,600
      2,500  Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)  ............  6.875     10/01/22      2,854,200
      9,790  Metropolitan Pier & Exposition Authority, Illinois, McCormick
              Place Ser 1992 A  ..............................................  6.50    06/15/03++     10,994,366
      8,000  Massachusetts, 1994 Ser C (FGIC)  ...............................  6.75    11/01/04++      9,164,640
     14,000  New York State Dormitory Authority, Suffolk County Judicial Ser
              1986 (ETM)  ....................................................  7.375     07/01/16     16,952,460
     25,000  Intermountain Power Agency, Utah, Refg 1985 Ser H (GAINS)  ......  0.00 +  07/01/03++     24,159,500
      5,000  Salt Lake City, Utah, IHC Hospital Inc Ser of 1983 (ETM)  .......  5.00      06/01/15      4,835,050
     28,000  Fairfax County Industrial Development Authority, Virginia,
              Fairfax Hospital System Inc/Inova Health Ser 1991  .............  6.801   08/15/01++     30,990,680
------------                                                                                       --------------
    112,290                                                                                           124,101,336
------------                                                                                       --------------
  1,132,855  TOTAL TAX-EXEMPT MUNICIPAL BONDS
             (Identified Cost $1,051,723,235)  .................................................... 1,125,060,539
------------                                                                                       --------------
             SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.1%)
      9,700  Dade County Health Facilities Authority, Florida, Miami
              Childrens Hospital Ser 1990 (Demand 01/02/97)  .................  5.05*     09/01/20      9,700,000
     13,900  Hapeville Development Authority, Georgia, Hapeville Hotel Ltd
              Ser 1985 (Demand 01/02/97)  ....//..............................  5.00*     11/01/15     13,900,000
      8,700  University of Michigan, Hospital Ser 1995 A (Demand 01/02/97)  ..  5.10*     12/01/19      8,700,000

                      SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1996, continued

  PRINCIPAL
  AMOUNT IN                                                                    COUPON    MATURITY
  THOUSANDS                                                                     RATE       DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
 $    18,900 Missouri Health & Educational Facilities Authority, Washington
              University Ser 1996 D (Demand 01/02/97)  .......................  4.75*%    02/01/30 $   18,900,000
      9,000  North Central Texas Health Facilities Development Corporation,
              University Medical Center Inc Ser 1987  ........................  7.75    04/01/97++      9,294,570
     11,600  Kemmerer, Wyoming, Exxon Corp Ser 1984 (Demand 01/02/97)  .......  5.10*     11/01/14     11,600,000
------------                                                                                       --------------
     71,800  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
------------
             (Identified Cost $71,447,050)  .......................................................    72,094,570
                                                                                                   --------------
 $1,204,655  TOTAL INVESTMENTS (Identified Cost $1,123,170,285) (a)  ..................   100.6%    1,197,155,109
============
             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS  ..........................    (0.6)       (7,121,119)
                                                                                          -----    --------------
             NET ASSETS  ..............................................................   100.0%   $1,190,033,990
                                                                                          =====    ==============

--------------

   AMT      Alternative Minimum Tax.

   BIGS     Bond Income Growth Security.

   COPs     Certificates of Participation.

   ETM      Escrowed to Maturity.

   GAINS    Growth and Income Security.

   WI       Security purchased on a when issued basis.

   +        Zero coupon; will convert to 10.00% on July 1, 2000.

   ++       Prerefunded to call date shown.

   *        Current coupon of variable rate security.

   (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $77,142,347 and the aggregate gross unrealized depreciation is $3,157,523, resulting in net unrealized appreciation of $73,984,824.

Bond Insurance:

   AMBAC       AMBAC Indemnity Corporation.

   Connie Lee  Connie Lee Insurance Company.

   FGIC        Financial Guaranty Insurance Company.

   FSA         Financial Security Assurance Company.

   MBIA        Municipal Bond Investors Assurance Corporation.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS December 31, 1996, continued

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets
December 31, 1996

Alabama              1.7%
Alaska               4.1
Arizona              3.0
Arkansas             0.3
California           5.6
Colorado             0.3
Connecticut          2.0
Florida              3.1
Georgia              5.1
Hawaii               0.4
Illinois             2.0
Indiana              0.8
Kentucky             3.4

Maryland             1.0%
Massachusetts        6.6
Michigan             2.5
Minnesota            1.2
Mississippi          1.4
Missouri             3.3
Nebraska             0.6
Nevada               2.2
New Hampshire        1.2
New Jersey           2.7
New Mexico           0.6
New York            11.4
North Carolina       1.6

Ohio                 3.5%
Pennsylvania         3.0
Puerto Rico          1.2
South Carolina       1.3
Tennessee            1.9
Texas                6.8
Utah                 4.0
Vermont              0.4
Virginia             4.7
Washington           3.1
Wisconsin            1.6
Wyoming              1.0
                 -------
Total              100.6%
                 =======

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
Investments in securities, at value
 (identified cost $1,123,170,285) .....................................  $1,197,155,109
Cash ..................................................................         887,063
Receivable for:
  Interest ............................................................      17,424,216
  Shares of beneficial interest sold ..................................         244,066
Prepaid expenses and other assets .....................................          27,394
                                                                        --------------
  TOTAL ASSETS ........................................................   1,215,737,848
                                                                        --------------
LIABILITIES:
Payable for:
  Investments purchased ...............................................      20,777,892
  Dividends and distributions .........................................       3,724,283
  Shares of beneficial interest repurchased ...........................         596,522
  Investment management fee ...........................................         452,931
Accrued expenses ......................................................         152,230
                                                                        --------------
  TOTAL LIABILITIES ...................................................      25,703,858
                                                                        --------------
NET ASSETS:
Paid-in-capital .......................................................   1,115,886,458
Net unrealized appreciation ...........................................      73,984,824
Accumulated undistributed net realized gain ...........................         162,708
                                                                        --------------
  NET ASSETS ..........................................................  $1,190,033,990
                                                                        ==============
NET ASSET VALUE PER SHARE,
 101,083,561 shares outstanding (unlimited shares authorized of $.01
 par value) ...........................................................  $        11.77
                                                                        ==============
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)* .....................  $        12.26
                                                                        ==============

--------------
*  On sales of $25,000 or more the offering price is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

NET INVESTMENT INCOME:
INTEREST INCOME ........................    $ 74,093,062
                                          --------------
EXPENSES
Investment management fee ..............       5,320,578
Transfer agent fees and expenses  ......         387,764
Shareholder reports and notices  .......          62,672
Custodian fees .........................          52,615
Professional fees ......................          52,404
Registration fees ......................          46,458
Trustees' fees and expenses ............          15,285
Other ..................................          30,574
                                          --------------
  TOTAL EXPENSES .......................       5,968,350
  LESS: EXPENSE OFFSET  ................         (40,849)
                                          --------------
  NET EXPENSES .........................       5,927,501
                                          --------------
  NET INVESTMENT INCOME ................      68,165,561
                                          --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS):
Net realized gain ......................       2,959,135
Net change in unrealized appreciation  .     (29,830,436)
                                          --------------
  NET LOSS .............................     (26,871,301)
                                          --------------
NET INCREASE ...........................    $ 41,294,260
                                          ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                         DECEMBER 31, 1996  DECEMBER 31, 1995
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................     $   68,165,561     $   76,135,601
Net realized gain .....................................          2,959,135         17,721,238
Net change in unrealized appreciation/depreciation  ...        (29,830,436)       117,785,387
                                                         -----------------  -----------------
  NET INCREASE ........................................         41,294,260        211,642,226
                                                         -----------------  -----------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................        (68,543,874)       (75,983,289)
Net realized gain .....................................         (8,374,759)       (12,426,304)
                                                         -----------------  -----------------
  TOTAL ...............................................        (76,918,633)       (88,409,593)
                                                         -----------------  -----------------
Net decrease from transactions in shares of beneficial
 interest .............................................        (99,650,138)       (93,207,593)
                                                         -----------------  -----------------
  NET INCREASE (DECREASE) .............................       (135,274,511)        30,025,040
NET ASSETS:
Beginning of period ...................................      1,325,308,501      1,295,283,461
                                                         -----------------  -----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $0 and $378,313, respectively) ......................     $1,190,033,990     $1,325,308,501
                                                         =================  =================

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1996, continued

and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1996 aggregated $215,642,138 and $383,666,566, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $52,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS December 31, 1996, continued

retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $837. At December 31, 1996, the Fund had an accrued pension liability of $48,696 which is included in accrued expenses in the Statement of Assets and Liabilities.

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Distributor has informed the Fund that for the year ended December 31, 1996, it received approximately $1,050,000 in commissions from the sale of the Fund's shares. Such commissions are not an expense of the Fund; they are deducted from the proceeds of the shares.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                      FOR THE YEAR                     FOR THE YEAR
                                                          ENDED                            ENDED
                                                    DECEMBER 31, 1996                DECEMBER 31, 1995
                                             -------------------------------  -------------------------------
                                                 SHARES          AMOUNT           SHARES          AMOUNT
                                             --------------  ---------------  --------------  ---------------
Sold                                             3,179,464    $  37,259,996       3,469,058     $  40,446,608
Reinvestment of dividends and distributions      3,684,669       43,078,883       4,260,271        50,182,467
                                             --------------  ---------------  --------------  ---------------
                                                 6,864,133       80,338,879       7,729,329        90,629,075
Repurchased                                    (15,389,992)    (179,989,017)    (15,722,604)     (183,836,668)
                                             --------------  ---------------  --------------  ---------------
Net decrease                                    (8,525,859)   $ (99,650,138)     (7,993,275)    $ (93,207,593)
                                             ==============  ===============  ==============  ===============

5. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $146,000 during fiscal 1996.

As of December 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                      FOR THE YEAR ENDED DECEMBER 31,
                            -------------------------------------------------
                              1996      1995      1994       1993      1992
                            --------  --------  ---------  --------  --------
PER SHARE
 OPERATING PERFORMANCE:
Net asset value,
 beginning of period ......   $12.09    $11.01    $12.41     $11.88    $11.65
                            --------  --------  ---------  --------  --------
Net investment income  ....     0.65      0.67      0.70       0.77      0.79
Net realized and
 unrealized gain (loss)  ..    (0.24)     1.19     (1.37)      0.54      0.23
                            --------  --------  ---------  --------  --------
Total from investment
  operations ..............     0.41      1.86     (0.67)      1.31      1.02
                            --------  --------  ---------  --------  --------
Less dividends and
 distributions from:
 Net investment income  ...    (0.65)    (0.67)    (0.70)     (0.77)    (0.79)
 Net realized gain ........    (0.08)    (0.11)    (0.03)     (0.01)     --
                            --------  --------  ---------  --------  --------
Total dividends and
  distributions ...........    (0.73)    (0.78)    (0.73)     (0.78)    (0.79)
                            --------  --------  ---------  --------  --------
Net asset value,
 end of period ............   $11.77    $12.09    $11.01     $12.41    $11.88
                            ========  ========  =========  ========  ========
TOTAL INVESTMENT RETURN+        3.61%    17.37%    (5.55)%    11.23%     9.09%
RATIOS TO
 AVERAGE NET ASSETS:
Expenses ..................     0.48%     0.48%     0.47%      0.47%     0.49%
Net investment income  ....     5.52%     5.76%     6.02%      6.23%     6.74%
SUPPLEMENTAL DATA:
Net assets, end of period,
  in millions .............   $1,190    $1,325    $1,295     $1,582    $1,323
Portfolio turnover rate  ..       18%       21%       16%        13%        4%

                    (RESTUBBED TABLE CONTINUED FROM ABOVE)

                              1991      1990      1989      1988      1987
                            --------  --------  --------  --------  ---------
PER SHARE
 OPERATING PERFORMANCE:
Net asset value,
 beginning of period ......   $11.09    $11.28    $10.96    $10.45    $11.50
                            --------  --------  --------  --------  ---------
Net investment income  ....     0.80      0.80      0.81      0.81      0.80
Net realized and
 unrealized gain (loss)  ..     0.56     (0.18)     0.32      0.51     (0.97)
                            --------  --------  --------  --------  ---------
Total from investment
  operations ..............     1.36      0.62      1.13      1.32     (0.17)
                            --------  --------  --------  --------  ---------
Less dividends and
 distributions from:
 Net investment income  ...    (0.80)    (0.81)    (0.81)    (0.81)    (0.83)
 Net realized gain ........     --        --        --        --       (0.05)
                            --------  --------  --------  --------  ---------
Total dividends and
  distributions ...........    (0.80)    (0.81)    (0.81)    (0.81)    (0.88)
                            --------  --------  --------  --------  ---------
Net asset value,
 end of period ............   $11.65    $11.09    $11.28    $10.96    $10.45
                            ========  ========  ========  ========  =========
TOTAL INVESTMENT RETURN+       12.71%     5.86%    10.61%    13.02%    (1.44)%
RATIOS TO
 AVERAGE NET ASSETS:
Expenses ..................     0.51%     0.51%     0.51%     0.54%     0.52%
Net investment income  ....     7.05%     7.25%     7.31%     7.51%     7.42%
SUPPLEMENTAL DATA:
Net assets, end of period,
  in millions .............   $1,145    $1,010    $1,033     $908       $896
Portfolio turnover rate  ..       10%       19%       13%       17%       37%

--------------
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER TAX-EXEMPT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER TAX-EXEMPT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Tax-Exempt Securities Trust (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 10, 1997

                     1996 FEDERAL TAX NOTICE (unaudited)

       During the year ended December 31, 1996, the Fund paid to the shareholders $0.65 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1996, the Fund paid to shareholders $0.08 per share from long-term capital gains.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo                                   DEAN WITTER
Edwin J. Garn                                            TAX-EXEMPT
John R. Haire                                            SECURITIES
Dr. Manuel H. Johnson                                    TRUST
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



                                                        ANNUAL REPORT
                                                        DECEMBER 31, 1996